Supplement dated April 10, 2025, to the Wilmington Funds Prospectus dated August 31, 2024 (the “Prospectus”)

Effective April 10, 2025, the information in the Prospectus with respect to the Wilmington Real Asset Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Change

Effective April 10, 2025, Paul Bouchey and Thomas C. Seto, each of Parametric Portfolio Associates LLC, a sub-adviser to the Wilmington Real Asset Fund, ceased to be portfolio managers of the Wilmington Real Asset Fund. Accordingly, all references to Mr. Bouchey and Mr. Seto in the Prospectus are hereby deleted.

Please keep this Supplement for future reference.

Supplement dated April 10, 2025, to the Wilmington Funds Statement of Additional

Information dated August 31, 2024 (the “SAI”)

Effective April 10, 2025, the information in the SAI with respect to the Wilmington Real Asset Fund will be amended, supplemented, or replaced as follows:

Portfolio Manager Change

Effective April 10, 2025, Paul Bouchey and Thomas C. Seto, each of Parametric Portfolio Associates LLC, a sub-adviser to the Wilmington Real Asset Fund, ceased to be portfolio managers of the Wilmington Real Asset Fund. Accordingly, all references to Mr. Bouchey and Mr. Seto in the SAI are hereby deleted.

Please keep this Supplement for future reference.